Parent Company Information_Condensed Statements Of Comprehensive Income(Details) - Parent Company - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income
Dividends from subsidiaries	₩ 1,089,556	₩ 693,660	₩ 686,919
Dividends from an associate	0	15,884	7,989
Interest from subsidiaries	5,710	3,207	2,192
Other income	20,940	15,147	11,330
Total income	1,116,206	727,898	708,430
Expense
Interest expense	122,451	101,107	60,521
Non-interest expense	65,027	78,888	57,941
Total expense	187,478	179,995	118,462
Profit(loss) before tax expense	928,728	547,903	589,968
Tax income(expense)	(2,823)	5,522	164
Profit(loss) for the year	925,905	553,425	590,132
Other comprehensive income(loss) for the year, net of tax	(1,911)	(491)	237
Total comprehensive income for the year	₩ 923,994	₩ 552,934	₩ 590,369